THORNBURG                                                Rule 497(k)(1)(ii)
VALUE FUND

THORNBURG
GLOBAL VALUE FUND

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Fund Profile
March 31, 1999

This Profile summarizes key information about the Funds that is included in the Funds' Prospectus. The Funds' Prospectus includes additional information about the Funds, including a more detailed description of the risks associated with investing in the Funds that you may want to consider before you invest. You may obtain the Prospectus and other information about the Funds at no cost by calling 800-847-0200.

Investment Goal

Each of the Funds is an equity mutual fund seeking long-term capital appreciation. As a secondary consideration, each Fund also seeks some current income.

Principal Investment Strategies of the Funds

Value Fund expects to invest primarily in domestic equity securities selected on a value basis. However, the Fund may own a variety of securities, including foreign equity and debt securities, domestic debt securities and securities that are not currently paying dividends, which in the opinion of the Fund's investment adviser offer prospects for capital appreciation or income.

Global Value Fund expects to invest throughout the world in a diversified portfolio consisting primarily of equity securities selected on a value basis. The Fund normally will invest more than one-half of its assets in foreign securities, and may own a variety of domestic and foreign equity and debt securities, and securities that are not paying dividends, which in the opinion of the Fund's investment adviser, offer prospects for capital appreciation or income. The Fund may invest in developing countries.

Each Fund's principal focus is traditional value stocks, and each Fund ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals. However, each Fund's portfolio may include stocks and other securities which, in the investment adviser's opinion, provide value in a broader or different context. Other contexts ordinarily include growing companies with consistent results when they are selling below historic norms, and companies whose sales growth reflects changes in social, economic and technological trends but are temporarily out of favor.

Additional information about each Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. Additionally, in the Funds' prospectus you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. You may obtain the Fund's most recent annual and semi-annual reports and the Funds' prospectus at no cost by calling 800-847-0200.

Principal Risks

The value of each Fund's investments varies from day to day, generally reflecting changes in market conditions, political and economic news, interest rates, dividends and specific corporate developments. The value of each Fund's investments can be reduced by unsuccessful investment strategies and risks affecting foreign securities. Principal foreign investment risks are changes in currency exchange rates which may adversely affect a Fund's investments, economic and political instability, confiscation, inability to sell foreign investments, and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries. Debt securities owned by each Fund may decrease in value because of interest rate increases, defaults, or downgrades by rating agencies. The loss of money is a risk of investing in a Fund, and when you sell your shares they may be worth more or less than what you paid for them.

An investment in either Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Past Performance of Value Fund
--------------------------------

The following information provides some indication of the risks of investing in Value Fund by showing how Value Fund's investment results vary. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown, and the average annual total return figures compare Class A share performance to the Standard & Poor's Composite Index of 500 Stocks, a broad measure of market performance.

<The following are presented as bar graphs in the Prospectus>
Value Fund Annual Total Returns for Class A Shares
--------------------------------------------------
40%
     37.82
30%         33.70

20%                22.25

10%

0%
     1996   1997   1998

Year-to-date return for period ended 3/31/99: 3.78%

Highest quarterly results for time period shown: 19.98% (quarter ended
12/31/98).
Lowest quarterly results for time period shown: (13.59)% (quarter ended
9/30/98).

Value Fund Average Annual Total Return - Class A and C Shares
-------------------------------------------------------------
(periods ended 12/31/98)
                                                 From Inception
                               1 Year               (10/1/95)
                               ------            --------------
Thornburg Value
Fund Class A                   16.73%                 26.39%

Thornburg Value
Fund Class C                   19.27%                 26.89%

S&P 500                        28.55%                 28.03%

The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account. The figures shown in the average annual total return table reflect maximum sales charges imposed, assuming a redemption at the end of each period shown. Performance in the past is not necessarily an indication of how the Fund will perform in the future.

Fees and Expenses of Value Fund
---------------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Value Fund.

Shareholder Fees (Fees Paid Directly From Your Investment)
--------------------------------------------------------

                                   Class A        Class C
                                   -------        -------
Maximum Sales Charges
Imposed on Purchases (as a
percentage of offering price)       4.50%          None

Maximum Deferred Sales Charge
(as a percentage of the lesser
of redemption proceeds or
original offering price)            1.00% *        1.00%

* Imposed only on redemption of purchase of $1 million or more or redemptions by certain employee benefit plans and charitable organizations, if redemption occurs within one year of purchase.

** Imposed only on redemptions within one year of purchase.

Annual Fund Operating Expenses (Expenses That Are Deducted From Fund
                                Assets)

Value Fund                                 Class A            Class C
----------                                -------            -------

Management Fee                             .88%                .88%

Distributions and Service (12b-1) Fees     .25%               1.00%

Other Expenses                             .42%                .57%
                                          -----               -----

Total Annual Fund Operating Expenses      1.55%               2.45%

Expenses reflect rounding. Expenses for Value Fund are restated to reflect current expenses.

Example: This Example is intended to help you compare the cost of investing in Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 Year      3 Years      5 Years      10 Years
                     ------      ------      -------      -------

Class A Shares       $601         $919        $1,259        $2,222

Class C Shares       $350         $771        $1,318        $2,818

You would pay the following expenses if you did not redeem your shares:

                     1 Year      3 Years      5 Years      10 Years
                     ------      ------      -------      -------

Class A Shares       $601         $919        $1,259        $2,222

Class C Shares       $250         $771        $1,318        $2,818


Past Performance of Global Value Fund
------------------------------------

Global Value Fund commenced investment operations on May 26, 1998. Fund performance results have not been provided because the Fund has not been in existence for a full calendar year.

Fees and Expenses of Global Value Fund
-------------------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Global Value Fund.

Shareholders Fees (Fees Paid Directly From Your Investment)
-----------------

                                   Class A         Class C
                                    -------         -------
Maximum Sales Charges
Imposed on Purchases (as a
percentage of offering price)       4.50%          none

Maximum Deferred Sales Charge
(as a percentage of the lesser
 of redemption proceeds or
 original offering price)           1.00 *        1.00% **

* Imposed only on redemption of purchases of $1 million or more or redemptions by certain employee benefit plans and charitable organizations, if redemption occurs within one year of purchase.

** Imposed only on redemptions within one year of purchase.

Annual Fund Operating Expenses (Expenses That Are Deducted From Fund ----------------------------- Assets)

Value Fund                                Class A          Class C
----------                                -------          --------

Management Fee                              .88%              .88%

Distributions and Service (12b-1) Fees      .25%             1.00%

Other Expenses                             1.75%            10.03%
                                           -----            -----

Total Annual Fund Operating Expenses       2.88%            11.91%

Expenses reflect rounding. Other expenses in the table are estimated for the current fiscal year, before expense reimbursements. Thornburg Management Company, Inc. (TMC) intends to reimburse a portion of the Fund's other expenses so that the Fund's actual other expenses are .50% for Class A and Class C shares, and so that actual total Fund operating expenses are 1.63% and 2.38% for Class A and Class C shares, respectively. TMC's reimbursement of expenses may be terminated at any time.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    1 Year        3 Years
                    ------        -------
Class A Shares      $  732        $1,315

Class C Shares      $1,321        $3,410

You would pay the following expenses if you did not redeem your shares:

                    1 Year        3 Years
                    ------        -------
Class A Shares      $  732        $1,315

Class C Shares      $1,221        $3,410

Investment Adviser and Portfolio Managers

The Funds' investment adviser is Thornburg Management Company, Inc. (TMC). William Fries, a Managing Director of TMC, has been the portfolio manager of Value Fund and Global Value Fund since Value Fund commenced operations on October 1, 1995, and since Global Value Fund commenced operations in 1998. Before joining TMC in May 1995, Mr. Fries managed equity mutual funds for 16 years with another mutual fund management company. Mr. Fries is assisted by other employees of TMC.

Purchase of Fund Shares

Each Fund offers Class A and Class C shares. Class A shares are sold subject to a sales charge deducted at the time you purchase your shares:

Class A shares

                            Class A Shares Sales Charge
                      as a percentage           as a percentage
Purchase Amount       of Offering Price        of Net Asset Value
---------------       -----------------        -------------------
[S]                          [C]                   [C]
Less than $50,000            4.50%                 4.71%
$50,000 to 99,999.99         4.00%                 4.17%
$100,000 to 249,999.99       3.50%                 3.63%
$250,000 to 499,999.99       3.00%                 3.09%
$500,000 to 999,999.99       2.00%                 2.04%
$1,000,000 and up            0.00%                 0.00%

No sales charge will be payable at the time of purchase on investments of $1 million or more made by a purchaser. A contingent deferred sales charge will be imposed, however, on any portion of such a purchase which is redeemed within one year.

Certain shareholders may buy shares at a reduced or no sales charge: shareholders who sign a letter of intent to purchase more than $50,000 over 13 months; shareholders who purchase shares within 24 months of redeeming Class A shares; customers of trust companies or trust departments or customers of fee for service financial advisors; shareholders investing through a dealer's wrap program; shareholders investing dividends of other Thornburg Funds; shareholders whose orders are placed through certain brokers maintaining omnibus accounts with the Funds under specified circumstances; also directors and employees of TMC or affiliated companies, of NASD member firms or of certain financial planning firms; employee benefit plans and charitable organizations; other purchases involving no sales expense, in the trustees' sole discretion.

Class C Shares

Class C shares are sold at net asset value, but are subject to higher annual expenses and a 1% contingent deferred sales charge if redeemed within one year of purchase.

The minimum purchase to open an account is $5,000, but retirement accounts may be opened with $2,000 and automatic investment plans may be opened with $100. Minimum additional purchase for any account is $100. Minimum account size is $1,000 and accounts falling below that amount may be subject to mandatory redemption. Purchases may be made by mail, through your financial advisor or by telephone.

Redeeming Fund Shares

You can withdraw money from your Fund account on any Fund business day by redeeming some or all of your shares (selling them back to your Fund either directly or through your financial advisor). Your shares will be purchased by the Fund at the next share price calculated after your order is received in proper form. If your purchase was subject to a contingent deferred sales charge within one year of purchase, this will be deducted. You may redeem Fund shares by mail, through your financial advisor or by telephone if you have previously signed up for the telephone redemption feature.

Distributions and Taxes

Each Fund distributes substantially all of its net income and realized capital gains to shareholders each year. Dividends are normally distributed each quarter and capital gains are distributed at the end of each calendar year. Distributions are reinvested automatically in additional shares unless you elect to receive distributions in cash. Your distributions are taxable whether you take them in cash or reinvest them. For federal income tax purposes, income and short-term capital gain distributions are taxed as ordinary income, and any long-term capital gain distributions are taxed as long-term capital gains. Redemption of Fund shares is a taxable event, and you will have a gain or loss on redemption to the extent the value of the shares differed from your adjusted tax basis in them. State income tax treatment of shareholder distributions may vary from federal treatment of distributions.

Other Fund Services

* Thornburg Funds telephone representatives: Monday through Friday from 7:30 a.m. to 4:30 p.m. Mountain Time, at 1-800-847-0200.

* Thornburg Funds Audio Response System: 24 hours a day, 7 days a week. Call 1-800-847-0200.

* The Automatic Investment Plan: transfer as little as $100 from your bank account on a weekly, monthly or quarterly basis.

* Website: Contact Thornburg on the Internet at www.Thornburg.com

* You may exchange Class A shares of any other Thornburg Fund for Class A shares of Value Fund or Global Value Fund without paying any additional sales charge.

* You may automatically invest your dividends from Value Fund or Global Value Fund into any other Thornburg Fund.

Contact your financial advisor or the Funds for more information on these and other services available to you.

          Please call 1-800-847-0200 or your financial adviser for an application to purchase shares of Value or Global Value Fund.
     A copy of the prospectus for the Funds will be sent to you with the application.


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                               Thornburg Funds
                           Investing With Integrity

                Thornburg Securities Corporation, Distributor
              119 East Marcy Street, Santa Fe, New Mexico 87501
                                800-847-0200
            www.thornburg.com    e-mail: postmaster@thornburg.com
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